Company information - CTTQ (Details) € in Millions, $ in Millions							6 Months Ended
	Jul. 19, 2023 USD ($) $ / €	Jul. 19, 2023 EUR (€) $ / €	Jun. 26, 2023 EUR (€)	May 25, 2023	May 22, 2023 USD ($)	May 22, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022	Jun. 30, 2023 EUR (€)
Licensing and collaboration agreement with CTTQ [Member]
Collaborative Arrangements
Amount Invoiced To Counterparty					$ 2.1	€ 1.9	$ 2.1
Amount Invoiced To Counterparty For Additional Payment					0.1	0.1
Amount received attributable to withholding taxes	$ 0.2	€ 0.2					0.1
Amount Invoiced To Counterparty For Initial Payment					$ 2.0	€ 1.8
Amount received on licensing arrangements	$ 1.9	€ 1.7
Short-term potential milestone payment receivable							$ 3.0			€ 2.8
Exchange rate on invoice	1.082	1.082					1.082			1.082
Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Bonus or malus maximum amount			€ 2.4							€ 3.4
Commitments amount payable for services received under contracts			€ 207.0					€ 223.8
BSA 2023 plan
Collaborative Arrangements
Number of BSA issued				10,000					10,000
AGA Plan 2023-1
Collaborative Arrangements
Number of BSA issued				300,000			300,000	300,000
PAGUP 2023
Collaborative Arrangements
Number of BSA issued				300,000			300,000	300,000